Litigation and Contingencies (Tables)	12 Months Ended
Jan. 02, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Royalty and Advertising Obligations Due Under Terms of Certain Licenses Held by Company
These minimum future obligations for the fiscal years subsequent to January 2, 2016 are as follows:

(In millions)	2016	2017	2018	2019	2020	Thereafter
Minimum royalties	$2.0	$1.8	$1.4	$1.5	$1.5	$—
Minimum advertising	3.1	3.2	3.3	3.4	3.5	7.3